Total
BNY Mellon Large Cap Securities Fund, Inc.
Fund Summary
Investment Objective
The fund seeks long-term capital growth consistent with the preservation of capital.
Current income is a secondary investment objective.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BNY Mellon Large Cap Securities Fund, Inc. BNY Mellon Large Cap Securities Fund, Inc.
Management fees	0.65%
Other expenses	0.06%
Total annual fund operating expenses	0.71%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
BNY Mellon Large Cap Securities Fund, Inc. | BNY Mellon Large Cap Securities Fund, Inc. | USD ($)	73	227	395	883

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
BNY Mellon Large Cap Securities Fund, Inc. | BNY Mellon Large Cap Securities Fund, Inc. | USD ($)	73	227	395	883

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 29.08% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goals, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large capitalization companies. The fund considers large capitalization companies to be those companies with market capitalizations, at the time of purchase, that are within the range of market capitalizations of companies included in the S&P 500® Index, the fund's benchmark.

In choosing stocks, the fund's sub-adviser, Newton Investment Management North America, LLC, uses fundamental analysis to create a broadly diversified portfolio comprised of growth stocks, value stocks and stocks that exhibit characteristics of both investment styles. The sub-adviser attempts to measure a security's intrinsic value by analyzing "real" data (company financials, economic outlook, etc.) and other factors (management, industry conditions, competition, etc.) and selects stocks for the fund based on value, growth and financial profile.

The fund typically sells a security when the sub-adviser believes that there has been a negative change in the fundamental factors surrounding the company, the company has become fully valued, the company has lost favor in the current market or economic environment, or a more attractive opportunity has been identified.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's shares from year to year. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.im.bnymellon.com.

Year-by-Year Total Returns as of 12/31 each year (%)

During the periods shown in the chart: Best Quarter Q2, 2020: 23.68% Worst Quarter Q2, 2022: -18.91%
Average Annual Total Returns (as of 12/31/23)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns - BNY Mellon Large Cap Securities Fund, Inc.	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
BNY Mellon Large Cap Securities Fund, Inc.	31.06%	17.11%	12.09%
After Taxes on Distributions | BNY Mellon Large Cap Securities Fund, Inc.	29.50%	15.21%	9.93%
After Taxes on Distributions and Sale of Fund Shares | BNY Mellon Large Cap Securities Fund, Inc.	19.45%	13.51%	9.27%
S&P 500® Index reflects no deductions for fees, expenses or taxes	26.27%	15.68%	12.02%